Mar. 01, 2018
TRANSAMERICA FUNDS
Supplement to the Currently Effective Class R, Class R2, Class R4 and Class I3 Prospectus, Summary
Prospectuses and Statement of Additional Information
* * *
Transamerica Balanced II
Class I3 Shares
* * *
Effective November 30, 2018, the following information will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectus and Statement of Additional Information concerning Class I3 shares of Transamerica Balanced II:
FEES AND EXPENSES:
The information contained in the “Annual Fund Operating Expenses” table included in the Prospectus and Summary Prospectus is supplemented and superseded with the information below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	I3
Management fees	0.48%
Distribution and service (12b-1) fees	None
Other expenses	0.18%
Total annual fund operating expenses[1,2]	0.66%

[1]
The Board of Trustees of the fund approved a change to the expense limitation arrangement for Class I3 shares of the fund effective November 30, 2018. Under the amended arrangement, the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), has agreed through March 1, 2019 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 0.75% for Class I3 shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. The prior expense cap for Class I3 was 0.50% through November 29, 2018. The expense limitation arrangement cannot be terminated prior to March 1, 2019 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to the class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. The class may reimburse TAM only if such reimbursement does not cause, on any particular business day of the fund, the class’s total annual operating expenses (after the reimbursement is taken into account) to exceed the applicable limits described above or any other lower limit then in effect.

[2]	Total annual fund operating expenses do not correlate to the ratio of expenses to average net assets in the financial highlights table.
The “Example” table included in the Prospectus and Summary Prospectus is supplemented and superseded with the information below:

	1 year	3 years	5 years	10 years
Class I3	$67	$211	$368	$822
* * *
Investors Should Retain this Supplement for Future Reference

November 1, 2018

TRANSAMERICA FUNDS
Supplement to the Currently Effective Class R, Class R2, Class R4 and Class I3 Prospectus, Summary
Prospectuses and Statement of Additional Information
* * *
Transamerica Government Money Market
Class I3 Shares
* * *
Effective November 30, 2018, the following information will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectus and Statement of Additional Information concerning Class I3 shares of Transamerica Government Money Market:
FEES AND EXPENSES:
The information contained in the “Annual Fund Operating Expenses” table included in the Prospectus and Summary Prospectus is supplemented and superseded with the information below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	I3
Management fees	0.25%
Distribution and service (12b-1) fees	None
Other expenses	0.15%
Total annual fund operating expenses[1,2]	0.40%

[1]
The Board of Trustees of the fund approved a change to the expense limitation arrangement for Class I3 shares of the fund effective November 30, 2018. Under the amended arrangement, the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), has agreed through March 1, 2019 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 0.48% for Class I3 shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. The prior expense cap for Class I3 was 0.30% through November 29, 2018. The expense limitation arrangement cannot be terminated prior to March 1, 2019 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to the class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. The class may reimburse TAM only if such reimbursement does not cause, on any particular business day of the fund, the class’s total annual operating expenses (after the reimbursement is taken into account) to exceed the applicable limits described above or any other lower limit then in effect.

[2]	Total annual fund operating expenses do not correlate to the ratio of expenses to average net assets in the financial highlights table.
The “Example” table included in the Prospectus and Summary Prospectus is supplemented and superseded with the information below:

	1 year	3 years	5 years	10 years
Class I3	$41	$128	$224	$505
* * *
Investors Should Retain this Supplement for Future Reference

November 1, 2018

TRANSAMERICA FUNDS
Supplement to the Currently Effective Class R, Class R2, Class R4 and Class I3 Prospectus, Summary
Prospectuses and Statement of Additional Information
* * *
Transamerica High Quality Bond
Class I3 Shares
* * *
Effective November 30, 2018, the following information will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectus and Statement of Additional Information concerning Class I3 shares of Transamerica High Quality Bond:
FEES AND EXPENSES:
The information contained in the “Annual Fund Operating Expenses” table included in the Prospectus and Summary Prospectus is supplemented and superseded with the information below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	I3
Management fees	0.38%
Distribution and service (12b-1) fees	None
Other expenses	0.10%
Total annual fund operating expenses[1,2]	0.48%

[1]
The Board of Trustees of the fund approved a change to the expense limitation arrangement for Class I3 shares of the fund effective November 30, 2018. Under the amended arrangement, the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), has agreed through March 1, 2019 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 0.55% for Class I3 shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. The prior expense cap for Class I3 was 0.40% through November 29, 2018. The expense limitation arrangement cannot be terminated prior to March 1, 2019 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to the class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. The class may reimburse TAM only if such reimbursement does not cause, on any particular business day of the fund, the class’s total annual operating expenses (after the reimbursement is taken into account) to exceed the applicable limits described above or any other lower limit then in effect.

[2]	Total annual fund operating expenses do not correlate to the ratio of expenses to average net assets in the financial highlights table.
The “Example” table included in the Prospectus and Summary Prospectus is supplemented and superseded with the information below:

	1 year	3 years	5 years	10 years
Class I3	$49	$154	$269	$604
* * *
Investors Should Retain this Supplement for Future Reference

November 1, 2018

TRANSAMERICA FUNDS
Supplement to the Currently Effective Class R, Class R2, Class R4 and Class I3 Prospectus, Summary
Prospectuses and Statement of Additional Information
* * *
Transamerica High Yield Bond
Class I3 Shares
* * *
Effective November 30, 2018, the following information will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectus and Statement of Additional Information concerning Class I3 shares of Transamerica High Yield Bond:
FEES AND EXPENSES:
The information contained in the “Annual Fund Operating Expenses” table included in the Prospectus and Summary Prospectus is supplemented and superseded with the information below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	I3
Management fees	0.57%
Distribution and service (12b-1) fees	None
Other expenses	0.06%
Total annual fund operating expenses[1,2]	0.63%

[1]
The Board of Trustees of the fund approved a change to the expense limitation arrangement for Class I3 shares of the fund effective November 30, 2018. Under the amended arrangement, the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), has agreed through March 1, 2019 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 0.75% for Class I3 shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. The prior expense cap for Class I3 was 0.60% through November 29, 2018. The expense limitation arrangement cannot be terminated prior to March 1, 2019 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to the class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. The class may reimburse TAM only if such reimbursement does not cause, on any particular business day of the fund, the class’s total annual operating expenses (after the reimbursement is taken into account) to exceed the applicable limits described above or any other lower limit then in effect.

[2]	Total annual fund operating expenses do not correlate to the ratio of expenses to average net assets in the financial highlights table.
The “Example” table included in the Prospectus and Summary Prospectus is supplemented and superseded with the information below:

	1 year	3 years	5 years	10 years
Class I3	$64	$202	$351	$786
* * *
Investors Should Retain this Supplement for Future Reference

November 1, 2018

TRANSAMERICA FUNDS
Supplement to the Currently Effective Class R, Class R2, Class R4 and Class I3 Prospectus, Summary
Prospectuses and Statement of Additional Information
* * *
Transamerica Inflation-Protected Securities
Class I3 Shares
* * *
Effective November 30, 2018, the following information will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectus and Statement of Additional Information concerning Class I3 shares of Transamerica Inflation-Protected Securities:
FEES AND EXPENSES:
The information contained in the “Annual Fund Operating Expenses” table included in the Prospectus and Summary Prospectus is supplemented and superseded with the information below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	I3
Management fees	0.38%
Distribution and service (12b-1) fees	None
Other expenses	0.14%
Total annual fund operating expenses[1,2]	0.52%

[1]
The Board of Trustees of the fund approved a change to the expense limitation arrangement for Class I3 shares of the fund effective November 30, 2018. Under the amended arrangement, the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), has agreed through March 1, 2019 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 0.53% for Class I3 shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. The prior expense cap for Class I3 was 0.40% through November 29, 2018. The expense limitation arrangement cannot be terminated prior to March 1, 2019 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to the class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. The class may reimburse TAM only if such reimbursement does not cause, on any particular business day of the fund, the class’s total annual operating expenses (after the reimbursement is taken into account) to exceed the applicable limits described above or any other lower limit then in effect.

[2]	Total annual fund operating expenses do not correlate to the ratio of expenses to average net assets in the financial highlights table.
The “Example” table included in the Prospectus and Summary Prospectus is supplemented and superseded with the information below:

	1 year	3 years	5 years	10 years
Class I3	$53	$167	$291	$653
* * *
Investors Should Retain this Supplement for Future Reference

November 1, 2018

TRANSAMERICA FUNDS
Supplement to the Currently Effective Class R, Class R2, Class R4 and Class I3 Prospectus, Summary
Prospectuses and Statement of Additional Information
* * *
Transamerica Intermediate Bond
Class I3 Shares
* * *
Effective November 30, 2018, the following information will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectus and Statement of Additional Information concerning Class I3 shares of Transamerica Intermediate Bond:
FEES AND EXPENSES:
The information contained in the “Annual Fund Operating Expenses” table included in the Prospectus and Summary Prospectus is supplemented and superseded with the information below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	I3
Management fees	0.38%
Distribution and service (12b-1) fees	None
Other expenses	0.04%
Total annual fund operating expenses[1,2]	0.42%

[1]
The Board of Trustees of the fund approved a change to the expense limitation arrangement for Class I3 shares of the fund effective November 30, 2018. Under the amended arrangement, the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), has agreed through March 1, 2019 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 0.50% for Class I3 shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. The prior expense cap for Class I3 was 0.40% through November 29, 2018. The expense limitation arrangement cannot be terminated prior to March 1, 2019 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to the class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. The class may reimburse TAM only if such reimbursement does not cause, on any particular business day of the fund, the class’s total annual operating expenses (after the reimbursement is taken into account) to exceed the applicable limits described above or any other lower limit then in effect.

[2]	Total annual fund operating expenses do not correlate to the ratio of expenses to average net assets in the financial highlights table.
The “Example” table included in the Prospectus and Summary Prospectus is supplemented and superseded with the information below:

	1 year	3 years	5 years	10 years
Class I3	$43	$135	$235	$530
* * *
Investors Should Retain this Supplement for Future Reference

November 1, 2018

TRANSAMERICA FUNDS
Supplement to the Currently Effective Class R, Class R2, Class R4 and Class I3 Prospectus, Summary
Prospectuses and Statement of Additional Information
* * *
Transamerica International Equity
Class I3 Shares
* * *
Effective November 30, 2018, the following information will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectus and Statement of Additional Information concerning Class I3 shares of Transamerica International Equity:
FEES AND EXPENSES:
The information contained in the “Annual Fund Operating Expenses” table included in the Prospectus and Summary Prospectus is supplemented and superseded with the information below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	I3
Management fees	0.71%
Distribution and service (12b-1) fees	None
Other expenses	0.08%
Total annual fund operating expenses[1,2]	0.79%

[1]
The Board of Trustees of the fund approved a change to the expense limitation arrangement for Class I3 shares of the fund effective November 30, 2018. Under the amended arrangement, the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), has agreed through March 1, 2019 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 1.00% for Class I3 shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. The prior expense cap for Class I3 was 0.90% through November 29, 2018. The expense limitation arrangement cannot be terminated prior to March 1, 2019 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to the class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. The class may reimburse TAM only if such reimbursement does not cause, on any particular business day of the fund, the class’s total annual operating expenses (after the reimbursement is taken into account) to exceed the applicable limits described above or any other lower limit then in effect.

[2]	Total annual fund operating expenses do not correlate to the ratio of expenses to average net assets in the financial highlights table.
The “Example” table included in the Prospectus and Summary Prospectus is supplemented and superseded with the information below:

	1 year	3 years	5 years	10 years
Class I3	$81	$252	$439	$978
* * *
Investors Should Retain this Supplement for Future Reference

November 1, 2018

TRANSAMERICA FUNDS
Supplement to the Currently Effective Class R, Class R2, Class R4 and Class I3 Prospectus, Summary
Prospectuses and Statement of Additional Information
* * *
Transamerica Large Growth
Class I3 Shares
* * *
Effective November 30, 2018, the following information will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectus and Statement of Additional Information concerning Class I3 shares of Transamerica Large Growth:
FEES AND EXPENSES:
The information contained in the “Annual Fund Operating Expenses” table included in the Prospectus and Summary Prospectus is supplemented and superseded with the information below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	I3
Management fees	0.65%
Distribution and service (12b-1) fees	None
Other expenses	0.07%
Total annual fund operating expenses[1,2]	0.72%

[1]
The Board of Trustees of the fund approved a change to the expense limitation arrangement for Class I3 shares of the fund effective November 30, 2018. Under the amended arrangement, the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), has agreed through March 1, 2019 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 0.75% for Class I3 shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. The prior expense cap for Class I3 was 0.65% through November 29, 2018. The expense limitation arrangement cannot be terminated prior to March 1, 2019 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to the class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. The class may reimburse TAM only if such reimbursement does not cause, on any particular business day of the fund, the class’s total annual operating expenses (after the reimbursement is taken into account) to exceed the applicable limits described above or any other lower limit then in effect.

[2]	Total annual fund operating expenses do not correlate to the ratio of expenses to average net assets in the financial highlights table.
The “Example” table included in the Prospectus and Summary Prospectus is supplemented and superseded with the information below:

	1 year	3 years	5 years	10 years
Class I3	$74	$230	$401	$894
* * *
Investors Should Retain this Supplement for Future Reference

November 1, 2018

TRANSAMERICA FUNDS
Supplement to the Currently Effective Class R, Class R2, Class R4 and Class I3 Prospectus, Summary
Prospectuses and Statement of Additional Information
* * *
Transamerica Large Value Opportunities
Class I3 Shares
* * *
Effective November 30, 2018, the following information will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectus and Statement of Additional Information concerning Class I3 shares of Transamerica Large Value Opportunities:
FEES AND EXPENSES:
The information contained in the “Annual Fund Operating Expenses” table included in the Prospectus and Summary Prospectus is supplemented and superseded with the information below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	I3
Management fees[1]	0.44%
Distribution and service (12b-1) fees	None
Other expenses	0.09%
Total annual fund operating expenses[2,3]	0.53%

[1]	Management fees have been restated to reflect a reduction in management fees effective September 1, 2018.
[2]
The Board of Trustees of the fund approved a change to the expense limitation arrangement for Class I3 shares of the fund effective November 30, 2018. Under the amended arrangement, the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), has agreed through March 1, 2019 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 0.65% for Class I3 shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. The prior expense cap for Class I3 was 0.50% through November 29, 2018. The expense limitation arrangement cannot be terminated prior to March 1, 2019 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to the class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. The class may reimburse TAM only if such reimbursement does not cause, on any particular business day of the fund, the class’s total annual operating expenses (after the reimbursement is taken into account) to exceed the applicable limits described above or any other lower limit then in effect.

[3]	Total annual fund operating expenses do not correlate to the ratio of expenses to average net assets in the financial highlights table.
The “Example” table included in the Prospectus and Summary Prospectus is supplemented and superseded with the information below:

	1 year	3 years	5 years	10 years
Class I3	$54	$170	$296	$665
* * *
Investors Should Retain this Supplement for Future Reference

November 1, 2018

TRANSAMERICA FUNDS
Supplement to the Currently Effective Class R, Class R2, Class R4 and Class I3 Prospectus, Summary
Prospectuses and Statement of Additional Information
* * *
Transamerica Mid Cap Growth
Class I3 Shares
* * *
Effective November 30, 2018, the following information will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectus and Statement of Additional Information concerning Class I3 shares of Transamerica Mid Cap Growth:
FEES AND EXPENSES:
The information contained in the “Annual Fund Operating Expenses” table included in the Prospectus and Summary Prospectus is supplemented and superseded with the information below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	I3
Management fees	0.75%
Distribution and service (12b-1) fees	None
Other expenses	0.12%
Total annual fund operating expenses	0.87%
Fee waiver and/or expense reimbursement[1]	0.02%
Total annual fund operating expenses after fee waiver and/or expense reimbursement[1,2]	0.85%

[1]
The Board of Trustees of the fund approved a change to the expense limitation arrangement for Class I3 shares of the fund effective November 30, 2018. Under the amended arrangement, the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), has agreed through March 1, 2019 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 0.85% for Class I3 shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. The prior expense cap for Class I3 was 0.75% through November 29, 2018. The expense limitation arrangement cannot be terminated prior to March 1, 2019 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to the class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. The class may reimburse TAM only if such reimbursement does not cause, on any particular business day of the fund, the class’s total annual operating expenses (after the reimbursement is taken into account) to exceed the applicable limits described above or any other lower limit then in effect.

[2]	Total annual fund operating expenses do not correlate to the ratio of expenses to average net assets in the financial highlights table.
The “Example” table included in the Prospectus and Summary Prospectus is supplemented and superseded with the information below:

	1 year	3 years	5 years	10 years
Class I3	$87	$276	$480	$1,071
* * *
Investors Should Retain this Supplement for Future Reference

November 1, 2018

TRANSAMERICA FUNDS
Supplement to the Currently Effective Class R, Class R2, Class R4 and Class I3 Prospectus, Summary
Prospectuses and Statement of Additional Information
* * *
Transamerica Mid Cap Value Opportunities
Class I3 Shares
* * *
Effective November 30, 2018, the following information will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectus and Statement of Additional Information concerning Class I3 shares of Transamerica Mid Cap Value Opportunities:
FEES AND EXPENSES:
The information contained in the “Annual Fund Operating Expenses” table included in the Prospectus and Summary Prospectus is supplemented and superseded with the information below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	I3
Management fees	0.70%
Distribution and service (12b-1) fees	None
Other expenses	0.06%
Total annual fund operating expenses[1,2]	0.76%

[1]
The Board of Trustees of the fund approved a change to the expense limitation arrangement for Class I3 shares of the fund effective November 30, 2018. Under the amended arrangement, the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), has agreed through March 1, 2019 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 0.80% for Class I3 shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. The prior expense cap for Class I3 was 0.70% through November 29, 2018. The expense limitation arrangement cannot be terminated prior to March 1, 2019 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to the class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. The class may reimburse TAM only if such reimbursement does not cause, on any particular business day of the fund, the class’s total annual operating expenses (after the reimbursement is taken into account) to exceed the applicable limits described above or any other lower limit then in effect.

[2]	Total annual fund operating expenses do not correlate to the ratio of expenses to average net assets in the financial highlights table.
The “Example” table included in the Prospectus and Summary Prospectus is supplemented and superseded with the information below:

	1 year	3 years	5 years	10 years
Class I3	$78	$243	$422	$942
* * *
Investors Should Retain this Supplement for Future Reference

November 1, 2018

TRANSAMERICA FUNDS
Supplement to the Currently Effective Class R, Class R2, Class R4 and Class I3 Prospectus, Summary
Prospectuses and Statement of Additional Information
* * *
Transamerica Small Cap Core
Class I3 Shares
* * *
Effective November 30, 2018, the following information will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectus and Statement of Additional Information concerning Class I3 shares of Transamerica Small Cap Core:
FEES AND EXPENSES:
The information contained in the “Annual Fund Operating Expenses” table included in the Prospectus and Summary Prospectus is supplemented and superseded with the information below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	I3
Management fees	0.83%
Distribution and service (12b-1) fees	None
Other expenses	0.15%
Total annual fund operating expenses	0.98%
Fee waiver and/or expense reimbursement[1]	0.03%
Total annual fund operating expenses after fee waiver and/or expense reimbursement[1,2]	0.95%

[1]
The Board of Trustees of the fund approved a change to the expense limitation arrangement for Class I3 shares of the fund effective November 30, 2018. Under the amended arrangement, the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), has agreed through March 1, 2019 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 0.95% for Class I3 shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. The prior expense cap for Class I3 was 0.85% through November 29, 2018. The expense limitation arrangement cannot be terminated prior to March 1, 2019 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to the class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. The class may reimburse TAM only if such reimbursement does not cause, on any particular business day of the fund, the class’s total annual operating expenses (after the reimbursement is taken into account) to exceed the applicable limits described above or any other lower limit then in effect.

[2]	Total annual fund operating expenses do not correlate to the ratio of expenses to average net assets in the financial highlights table.
The “Example” table included in the Prospectus and Summary Prospectus is supplemented and superseded with the information below:

	1 year	3 years	5 years	10 years
Class I3	$97	$309	$539	$1,199
* * *
Investors Should Retain this Supplement for Future Reference

November 1, 2018

TRANSAMERICA FUNDS
Supplement to the Currently Effective Class R, Class R2, Class R4 and Class I3 Prospectus, Summary
Prospectuses and Statement of Additional Information
* * *
Transamerica Small Cap Growth
Class I3 Shares
* * *
Effective November 30, 2018, the following information will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectus and Statement of Additional Information concerning Class I3 shares of Transamerica Small Cap Growth:
FEES AND EXPENSES:
The information contained in the “Annual Fund Operating Expenses” table included in the Prospectus and Summary Prospectus is supplemented and superseded with the information below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	I3
Management fees	0.87%
Distribution and service (12b-1) fees	None
Other expenses	0.20%
Total annual fund operating expenses	1.07%
Fee waiver and/or expense reimbursement[1]	0.07%
Total annual fund operating expenses after fee waiver and/or expense reimbursement[1,2]	1.00%

[1]
The Board of Trustees of the fund approved a change to the expense limitation arrangement for Class I3 shares of the fund effective November 30, 2018. Under the amended arrangement, the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), has agreed through March 1, 2019 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 1.00% for Class I3 shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. The prior expense cap for Class I3 was 0.90% through November 29, 2018. The expense limitation arrangement cannot be terminated prior to March 1, 2019 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to the class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. The class may reimburse TAM only if such reimbursement does not cause, on any particular business day of the fund, the class’s total annual operating expenses (after the reimbursement is taken into account) to exceed the applicable limits described above or any other lower limit then in effect.

[2]	Total annual fund operating expenses do not correlate to the ratio of expenses to average net assets in the financial highlights table.
The “Example” table included in the Prospectus and Summary Prospectus is supplemented and superseded with the information below:

	1 year	3 years	5 years	10 years
Class I3	$102	$333	$583	$1,299
* * *
Investors Should Retain this Supplement for Future Reference

November 1, 2018

TRANSAMERICA FUNDS
Supplement to the Currently Effective Class R, Class R2, Class R4 and Class I3 Prospectus, Summary
Prospectuses and Statement of Additional Information
* * *
Transamerica Small Cap Value
Class I3 Shares
* * *
Effective November 30, 2018, the following information will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectus and Statement of Additional Information concerning Class I3 shares of Transamerica Small Cap Value:
FEES AND EXPENSES:
The information contained in the “Annual Fund Operating Expenses” table included in the Prospectus and Summary Prospectus is supplemented and superseded with the information below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	I3
Management fees	0.84%
Distribution and service (12b-1) fees	None
Other expenses	0.10%
Total annual fund operating expenses[1,2]	0.94%

[1]
The Board of Trustees of the fund approved a change to the expense limitation arrangement for Class I3 shares of the fund effective November 30, 2018. Under the amended arrangement, the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), has agreed through March 1, 2019 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 0.95% for Class I3 shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. The prior expense cap for Class I3 was 0.85% through November 29, 2018. The expense limitation arrangement cannot be terminated prior to March 1, 2019 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to the class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. The class may reimburse TAM only if such reimbursement does not cause, on any particular business day of the fund, the class’s total annual operating expenses (after the reimbursement is taken into account) to exceed the applicable limits described above or any other lower limit then in effect.

[2]	Total annual fund operating expenses do not correlate to the ratio of expenses to average net assets in the financial highlights table.
The “Example” table included in the Prospectus and Summary Prospectus is supplemented and superseded with the information below:

	1 year	3 years	5 years	10 years
Class I3	$96	$300	$520	$1,155
* * *
Investors Should Retain this Supplement for Future Reference

November 1, 2018